NOTE 7 - LEASES - Future Lease Payments (Details) - USD ($)	Feb. 29, 2024	Aug. 31, 2023
Leases [Abstract]
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	$ 248,168	$ 216,364
Operating Leases, Future Minimum Payments, Due in Rolling Year Three	252,954	250,555
Operating Leases, Future Minimum Payments, Due in Rolling Year Four	236,006	255,412
Lessee, Operating Lease, Liability, to be Paid	737,128	829,606
Receivable with Imputed Interest, Discount	7,347	9,950
Operating Lease, Liability	$ 729,781	$ 819,656